United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/14

Date of Reporting Period: Quarter ended 06/30/13

Item 1. Schedule of Investments

Federated Real Return Bond Fund
Portfolio of Investments
June 30, 2013 (unaudited)
Shares			Value
		MUTUAL FUNDS—99.9%[1]
6,157,940		Federated Inflation-Protected Securities Core Fund	$65,828,375
134,535	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	134,535
612,905		High Yield Bond Portfolio	4,008,401
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $69,940,250)[3]	69,971,311
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	47,414
		TOTAL NET ASSETS—100%	$70,018,725
At June 30, 2013, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Bank of America Securities LLC
Reference Entity	Series 20 Investments Grade CDX Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	6/20/2018
Implied Credit Spread at 6/30/2013[5]	1.16%
Notional Amount	$14,000,000
Market Value	$81,364
Upfront Premiums Paid	$185,451
Unrealized Depreciation	$(104,087)
The average notional amount of swap contracts held by the Fund throughout the period was $7,000,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Swap Contracts is included in “Other Assets and Liabilities – Net.”
1	Affiliated holdings.
2	7-day net yield.
3	At June 30, 2013, the cost of investments for federal tax purposes was $69,940,250. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $31,061. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $116,033 and net unrealized depreciation from investments for those securities having an excess of cost over value of $84,972.
4	Assets, other than investments in securities, less liabilities.
5	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
1

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 – Quoted Prices and Investments in Certain Mutual Funds[1]	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Mutual Funds	$69,971,311	$—	$—	$69,971,311
OTHER FINANCIAL INSTRUMENTS[2]	$—	$81,364	$—	$81,364
1	Federated Inflation-Protected Securities Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include swap contracts.
3
Federated Floating Rate Strategic Income Fund
Portfolio of Investments
June 30, 2013 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—1.2%
		Federal Home Loan Mortgage Corporation ARM—0.9%
$373,496		FHLMC ARM 781523, 2.354%, 5/01/2034	$395,013
532,925		FHLMC ARM 848194, 2.833%, 8/01/2035	568,517
378,816		FHLMC ARM 848746, 2.747%, 7/01/2034	404,373
429,392		FHLMC ARM 1H2662, 2.608%, 5/01/2036	459,023
		TOTAL	1,826,926
		Federal National Mortgage Association ARM—0.3%
173,299		FNMA ARM 745059, 2.392%, 9/01/2035	181,278
144,463		FNMA ARM 810320, 2.497%, 4/01/2034	153,561
306,503		FNMA ARM 881959, 2.460%, 2/01/2036	326,720
		TOTAL	661,559
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,465,031)	2,488,485
		ASSET-BACKED SECURITIES—0.4%
300,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.993%, 1/7/2025	300,809
125,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.843%, 5/15/2018	125,119
300,000		Smart Trust 2013-2US, Class A4B, 0.743%, 2/14/2019	299,928
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $725,000)	725,856
		CORPORATE BONDS—13.3%
		Automotive—1.0%
1,000,000		Ford Motor Credit Co., 2.75%, 5/15/2015	1,014,337
750,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	773,275
250,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	248,750
		TOTAL	2,036,362
		Building Materials—0.7%
1,500,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	1,537,500
		Chemicals—0.2%
500,000	[1,2]	Ashland, Inc., Series 144A, 3.00%, 3/15/2016	505,000
		Energy—1.7%
500,000		Chesapeake Energy Corp., 3.25%, 3/15/2016	498,750
1,500,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	1,530,000
1,500,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	1,591,615
		TOTAL	3,620,365
		Financial Institutions—1.0%
1,000,000	[1,2]	General Motors Financial Company, Inc., Sr. Note, Series 144A, 2.75%, 5/15/2016	985,625
1,000,000		International Lease Finance Corp., 2.224%, 6/15/2016	997,500
		TOTAL	1,983,125
		Food & Beverage—2.5%
1,500,000	[1,2]	Aramark Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2020	1,541,250
2,000,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	2,065,000
100,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	110,000
1,500,000	[1,2]	Michael Foods, Inc., Series 144A, 8.50%, 7/15/2018	1,548,750
		TOTAL	5,265,000
		Health Care—2.2%
1,000,000	[1,2]	CDRT Holding Corporation, Sr. Unsecd. Note, Series 144A, 9.25%, 10/1/2017	1,017,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$900,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	$936,000
1,600,000	[1,2]	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/2018	1,642,000
1,000,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,065,000
		TOTAL	4,660,500
		Packaging & Containers—0.3%
500,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.375%, 10/15/2017	535,625
		Paper—0.5%
1,050,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	1,095,937
		Retailers—1.3%
1,000,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	1,030,000
1,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	1,537,500
50,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	51,500
		TOTAL	2,619,000
		Services—0.3%
500,000	[1,2]	Garda World Security Corp., Series 144A, 9.75%, 3/15/2017	522,900
		Technology—0.8%
1,000,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	1,025,000
500,000	[1,2]	TransUnion Holding Co., Inc., Series 144A, 8.125%, 6/15/2018	531,875
		TOTAL	1,556,875
		Wireless Communications—0.8%
1,500,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	1,567,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $27,626,221)	27,505,689
		COLLATERALIZED MORTGAGE OBLIGATIONS—4.8%
		Federal Home Loan Mortgage Corporation—3.1%
3,738,725		REMIC 3241 FM, 0.573%, 11/15/2036	3,738,965
1,687,274		REMIC 3323 FB, 0.523%, 5/15/2037	1,677,675
942,174		REMIC 4077 MF, 0.693%, 7/15/2042	951,936
		TOTAL	6,368,576
		Federal National Mortgage Association—1.7%
739,704		REMIC 2010-134 BF, 0.623%, 10/25/2040	739,744
1,099,446		REMIC 2010-135 FP, 0.593%, 12/25/2040	1,098,592
1,732,931		REMIC 2013-2 QF, 0.693%, 2/25/2043	1,740,885
		TOTAL	3,579,221
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,975,419)	9,947,797
		FLOATING RATE LOANS—3.4%
1,500,000		Charter Communications Operating LLC, Term Loan—1st Lien, 3.00%, 1/3/2021	1,490,002
500,000		Kabel Deutschland GMBH, Term Loan—1st Lien, 3.25%, 2/1/2019	499,575
974,190		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 2.873%, 2/2/2017	978,857
496,260		Nuance Communications, Inc., Term Loan—1st Lien, 3.275%, 3/31/2016	498,386
250,000		Oxea SARL, Term Loan—1st Lien, 4.25%, 11/15/2019	248,711
892,036		Penn National Gaming, Inc., Term Loan—1st Lien, 3.75%, 7/14/2018	897,294
498,750		PVH Corp., Term Loan—1st Lien, 2.775%, 2/13/2020	498,907
500,000		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 3.50%, 4/29/2020	499,375
500,000		Tesoro Corp., Term Loan—1st Lien, 2.523%, 6/3/2016	500,775
500,000		Virgin Media Investment Holdings, Term Loan—1st Lien, 3.50%, 6/7/2020	495,488
495,000		Windstream Corp., Term Loan—1st Lien, 4.00%, 8/8/2019	497,589
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $7,103,310)	7,104,959

Principal Amount or Shares			Value
		MUTUAL FUNDS—79.8%[3]
12,465,607		Federated Bank Loan Core Fund	$126,899,881
9,127,115	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08%	9,127,115
2,986,347		Federated Project and Trade Finance Core Fund	29,176,611
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $165,626,950)	165,203,607
		TOTAL INVESTMENTS—102.9% (IDENTIFIED COST $213,521,931)[5]	212,976,393
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[6]	(6,073,198)
		TOTAL NET ASSETS—100%	$206,903,195
At June 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[7]United States Treasury Notes 10-Year Short Futures	35	$4,429,688	September 2013	$125,703
The average notional value of short futures contracts held by the Fund throughout the period was $3,243,477. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2013, these restricted securities amounted to $17,298,640, which represented 8.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2013, these liquid restricted securities amounted to $17,298,640, which represented 8.4% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	At June 30, 2013, the cost of investments for federal tax purposes was $213,557,316. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $580,923. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $140,656 and net unrealized depreciation from investments for those securities having an excess of cost over value of $721,579.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,488,485	$—	$2,488,485
Asset-Backed Securities	—	725,856	—	725,856
Corporate Bonds	—	27,505,689	—	27,505,689
Collateralized Mortgage Obligations	—	9,947,797	—	9,947,797
Floating Rate Loans	—	7,104,959	—	7,104,959
Mutual Funds[1]	136,026,996	29,176,611	—	165,203,607
TOTAL SECURITIES	$136,026,996	$79,949,397	$—	$212,976,393
OTHER FINANCIAL INSTRUMENTS[2]	$125,703	$—	$—	$125,703
1	Federated Bank Loan Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
5
Federated Fund for U.S. Government Securities
Portfolio of Investments
June 30, 2013 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—84.1%
		Federal Home Loan Mortgage Corporation—37.5%
$18,000,000	[1]	2.500%, 7/1/2028	$18,078,750
16,500,000	[1]	3.000%, 7/1/2043	16,081,055
68,867,332	[1]	3.500%, 6/1/2032 - 7/1/2043	70,423,135
9,438,558		4.000%, 8/1/2025 - 12/1/2040	9,844,932
31,293,550		4.500%, 2/1/2024 - 9/1/2041	33,003,375
17,669,470		5.000%, 7/1/2020 - 10/1/2039	18,915,324
23,356,099		5.500%, 3/1/2021 - 9/1/2037	25,245,735
129,375		6.000%, 10/1/2017 - 2/1/2032	143,095
1,797,839		6.500%, 10/1/2037 - 10/1/2038	2,004,191
450,065		7.000%, 12/1/2031	526,928
751,924		7.500%, 1/1/2021 - 8/1/2031	871,709
		TOTAL	195,138,229
		Federal National Mortgage Association—40.4%
5,386,092		2.500%, 4/1/2028	5,418,282
23,235,362		3.000%, 6/1/2027 - 8/1/2032	23,611,455
14,958,128	[1]	3.500%, 3/1/2033 - 7/1/2043	15,224,520
63,535,900		4.000%, 12/1/2031 - 10/1/2042	66,507,588
22,802,969		4.500%, 12/1/2019 - 1/1/2042	24,159,787
26,798,623		5.000%, 1/1/2024 - 1/1/2040	28,909,519
5,873,975		5.500%, 12/1/2013 - 9/1/2037	6,394,109
29,999,732		6.000%, 10/1/2028 - 4/1/2038	33,102,122
5,439,584		6.500%, 6/1/2029 - 8/1/2037	6,077,849
795,454		7.000%, 8/1/2028 - 1/1/2032	910,216
1,998		7.500%, 1/1/2030	2,337
1,516		11.750%, 10/1/2015	1,627
227		13.000%, 8/1/2015	246
		TOTAL	210,319,657
		Government National Mortgage Association—6.2%
20,000,000	[1]	3.500%, 7/15/2043	20,503,124
6,923,013		5.000%, 11/20/2038 - 9/20/2039	7,502,916
1,510,687		5.500%, 12/20/2038	1,650,838
1,215,742		6.000%, 9/20/2038	1,336,458
926,661		7.500%, 12/15/2023 - 7/15/2030	1,075,889
94,090		8.250%, 10/15/2030	111,495
59,181		8.375%, 8/15/2030	67,907
141		11.250%, 9/20/2015	151
		TOTAL	32,248,778
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $ 431,126,943)	437,706,664
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.8%
		Non-Agency Mortgage-Backed Securities—5.8%
2,820,534		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,603,294
5,489,358	[2,3]	Credit Suisse Mortgage Capital 2013-IVR3, Class A2, 3.000%, 5/25/2043	5,409,269
871,941		Credit Suisse Mortgage Capital 2007-4, Class 4A2, 5.500%, 6/25/2037	749,044
3,645,327	[2,3]	Credit Suisse Mortgage Capital 2012-CIM2, Class A1, 3.000%, 6/25/2042	3,639,445
1,386,709		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,347,150
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$2,094,511		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	$1,924,174
18	[2,4]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	14
280,379	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	211,995
4,421,573	[2,4]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	95,506
264,727		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	261,574
857,626		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	873,234
2,020,660		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	2,055,836
2,421,404		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	2,459,127
5,420,272		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	5,306,528
1,886,141	[2,4]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	310,836
3,672,497		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,231,066
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $ 31,746,137)	30,478,092
		Commercial Mortgage-Backed Securities—8.9%
		Agency Commercial Mortgage-Backed Securities—3.1%
1,380,000		FHLMC REMIC K704-A2, 2.412%, 8/25/2018	1,404,584
7,000,000		FNMA REMIC 2013-M1 ASQ1, 1.074%, 11/25/2016	6,954,712
3,000,000	[2,3]	FREMF Mortgage Trust 2013-K24, 3.502%, 11/25/2045	2,588,599
5,800,000	[2,3]	FREMF Mortgage Trust 2013-K25, 3.617%, 11/25/2045	5,044,060
		TOTAL	15,991,955
		Non-Agency Commercial Mortgage-Backed Securities—5.8%
4,607,537	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	4,866,072
5,618,099	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	5,999,256
5,146,481	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,379,274
4,728,263	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	4,879,075
2,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	2,027,613
7,000,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	7,329,354
		TOTAL	30,480,644
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $ 46,715,611)	46,472,599
		Repurchase Agreements—18.2%
49,306,000	[5,6]	Interest in $203,804,000 joint repurchase agreement 0.07%, dated 6/13/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $203,816,681 on 7/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2043 and the market value of those underlying securities was $208,132,682.	49,306,000
11,149,000	[5]	Interest in $3,450,000,000 joint repurchase agreement 0.15%, dated 6/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,450,043,125 on 7/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $3,519,043,988.	11,149,000
18,353,000	[5,6]	Interest in $37,296,000 joint repurchase agreement 0.07%, dated 6/18/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $37,298,176 on 7/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2041 and the market value of those underlying securities was $38,415,108.	18,353,000
15,757,000	[5,6]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/20/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,035,556 on 7/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 7/25/2043 and the market value of those underlying securities was $510,303,175.	15,757,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	94,565,000
		TOTAL INVESTMENTS—117.0% (IDENTIFIED COST $604,153,691)[7]	609,222,355
		OTHER ASSETS AND LIABILITIES - NET—(17.0)%[8]	(88,652,244)
		TOTAL NET ASSETS—100%	$520,570,111
2

At June 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
9U.S. Treasury Long Bond Short Futures	40	$5,433,750	September 2013	$177,124
9U.S. Treasury Note 10-Year Short Futures	75	$9,492,188	September 2013	$213,698
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$390,822
The average notional value of short futures contracts held by the Fund throughout the period was $15,458,281. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2013, these restricted securities amounted to $45,752,755, which represented 8.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2013, these liquid restricted securities amounted to $45,134,404, which represented 8.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$16	$14
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$223,205	$211,995
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999 - 5/25/1999	$128,837	$95,506
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$597,976	$310,836
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At June 30, 2013, the cost of investments for federal tax purposes was $604,153,691. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $5,068,664. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,274,613 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,205,949.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2013.
9	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
3

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$437,706,664	$—	$437,706,664
Collateralized Mortgage Obligations	—	29,859,741	618,351	30,478,092
Commercial Mortgage-Backed Securities	—	46,472,599	—	46,472,599
Repurchase Agreements	—	94,565,000	—	94,565,000
TOTAL SECURITIES	$—	$608,604,004	$618,351	$609,222,355
OTHER FINANCIAL INSTRUMENTS*	$390,822	$—	$—	$390,822
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
IO	—Interest Only
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 27, 2013